Investments in Affiliated Companies	12 Months Ended
Mar. 31, 2011
Investments in Affiliated Companies [Abstract]
INVESTMENTS IN AFFILIATED COMPANIES
6.	INVESTMENTS IN AFFILIATED COMPANIES
Investments are accounted for using the equity method of accounting if the investment provides the Companies the ability to exercise significant influence, but not control, over an investee. Significant influence is generally deemed to exist if the Companies have an ownership interest in the voting stock of the investee of between 20% to 50%, although other factors are considered in determining whether the equity method of accounting is appropriate. The Companies record investments in equity method investees meeting these characteristics as “Investments in affiliated companies.” Under the equity method, the Companies record their proportionate share of an affiliated companies’ income or loss based on the most recently available financial statements.
The Companies’ investments in affiliated companies and percentage of ownership as of March 31, 2011 and 2010 include, among others, the following companies:

	Percentage of Ownership (%)
Name of Investee	2011	2010

Thai Wacoal Public Company Limited	34	34
Shinyoung Wacoal Inc.	25	25
Indonesia Wacoal Co., Ltd.	42	42
Taiwan Wacoal Co., Ltd.	50	50
House of Rose Co., Ltd.	20	20
Aggregate values of carrying amounts and fair values of investments in affiliated companies which have quoted market price as of March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Carrying amount	¥8,766	¥8,814	$105,921
Aggregate value of quoted market price	7,735	7,768	93,463
The following tables represent the affiliated companies’ summarized information from the balance sheets as of March 31, 2011 and 2010, and statements of operations for the years ended March 31, 2011, 2010 and 2009.

			Thousands of
	Millions of Yen		U.S. Dollars
	2011	2010	2011

Current assets	¥31,148	¥30,303	$376,366
Noncurrent assets	28,646	29,221	346,133

Total	¥59,794	¥59,524	$722,499

Current liabilities	¥7,569	¥7,165	$91,457
Long-term liabilities	6,373	6,143	77,006
Equity	45,852	46,216	554,036

Total	¥59,794	¥59,524	$722,499

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Net sales	¥50,833	¥49,130	¥57,488	$614,222
Gross profit	27,196	25,948	30,388	328,613
Income before income taxes	3,947	3,730	3,630	47,692
Net income	3,039	2,777	2,832	36,721
Dividends received from the affiliated companies were ¥424 million ($5,123 thousand), ¥415 million and ¥597 million during the years ended March 31, 2011, 2010 and 2009, respectively.
Retained earnings include net undistributed earnings of affiliated companies in the amount of ¥14,910 million ($180,159 thousand) and ¥14,369 million as of March 31, 2011 and 2010, respectively.